Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Loss:
Net loss	$ (11,403,000)	$ (20,007,000)	$ (49,450,000)	$ (60,862,000)	$ (79,920,000)	$ (85,940,000)	$ (62,182,000)
Other comprehensive loss:
Net change in unrealized loss on available-for-sale marketable securities	(16,000)	19,000	117,000	69,000	(39,000)	(40,000)	(34,000)
Reclassification adjustments for net realized gain (loss) on available-for-sale marketable securities	0	0	0	0	0	0	0
Other comprehensive loss	(16,000)	19,000	117,000	69,000	(39,000)	(40,000)	(34,000)
Comprehensive loss	$ (11,419,000)	$ (19,988,000)	$ (49,333,000)	$ (60,793,000)	$ (79,959,000)	$ (85,980,000)	$ (62,216,000)